Debt and Lease Arrangements - Schedule of Future Lease Payments Under Lease Contracts (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Contractual lease payments	$ 42,739	$ 46,112
Interest	14,319	15,575
Lease liabilities	28,420	30,537
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Contractual lease payments	6,059	7,337
Interest	1,916	2,381
Lease liabilities	4,143	4,956
Between 1 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Contractual lease payments	16,681	17,435
Interest	5,617	6,141
Lease liabilities	11,064	11,294
5 years and later
Disclosure of maturity analysis of operating lease payments [line items]
Contractual lease payments	19,999	21,340
Interest	6,786	7,053
Lease liabilities	$ 13,213	$ 14,287